UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – December 31, 2015

Item 1.	Report to Shareholders.

Cullen Funds

SEMI-ANNUAL REPORT

DECEMBER 31, 2015

Cullen International High Dividend | Cullen High Dividend Equity | Cullen Small Cap Value

Cullen Value | Cullen Emerging Markets High Dividend Equity | Cullen Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
December 31, 2015 (Unaudited)

February 29, 2016

Retail Class Performance for the six months ended December 31, 2015 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	3.41%
Russell 1000 Value Index	-3.24%
Cullen International High Dividend Fund	-6.88%
MSCI EAFE Index	-5.92%
Cullen Small Cap Value Fund	-14.19%
Russell 2500 Value Index	-7.08%
Cullen Value Fund	-3.21%
Russell 1000 Value Index	-3.24%
Cullen Emerging Markets High Dividend Fund	-14.40%
MSCL Emerging Markets Index	-17.10%
Cullen Enhanced Equity Income Fund*	-0.30%
CBOW S&P 500 BuyWrite Index	0.12%

* Enhanced Equity Income Fund launched December 15, 2015.

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26-33 of this semi-annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Russell 1000 Value Index during the period was primarily due to stock selection effects, most notably in the Industrials, Consumer Staples, and Information Technology sectors. Our underweight allocation to the Energy sector and overweight allocation to the Consumer Staples sector also contributed to relative performance. The Fund’s average cash balance of approximately 4% also contributed positively to relative performance during the period.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to stock selection, most notably in the Health Care and Telecommunications sectors with stock selection effects in the Consumer Staples and Materials sectors and the Fund’s relative overweight to the Consumer Staples and Health Care sectors partially offsetting the aforementioned impacts. The Fund’s average cash balance of approximately 5% also contributed positively to relative performance during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to sector allocation impacts, most notably the Fund’s overweight allocation to the Industrials sector and underweight allocation to the Utilities sector. Stock selection in the Materials and Consumer Discretionary sectors further contributed to relative performance with stock selection in the Industrials and Energy sectors partially offsetting the aforementioned impacts. The Fund’s average cash balance of approximately 3% also contributed positively to relative performance during the period.

Portfolio Review-Value Fund

The Value Fund’s performance versus the Russell 1000 Value Index during the period was primarily due to sector allocation impacts, most notably due to the Fund’s underweight allocation to the Energy and Materials sectors and overweight allocation to the Industrials sector. Stock selection impacts within the Information Technology and Industrials sectors also contributed to relative performance as did the Fund’s average cash balance of approximately 19% during the period.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to positive stock selection impact in the Financials, Consumer Staples, and Industrials sectors. The Fund’s underweight allocation to the Energy and Materials sectors and overweight allocation to the Consumer Discretionary sector also contributed positively to relative performance as did the Fund’s average cash balance of approximately 5% during the period.

Semi-Annual Report | December 31, 2015	1

Cullen Funds Trust	Shareholder Letter
December 31, 2015 (Unaudited)

Portfolio Review-Enhanced Equity Income Fund

Launched on December 15, 2015, the Enhanced Equity Income Fund incorporates similar portfolio construction as the High Dividend Fund with the additional component of writing covered call options to receive call premiums aimed at enhancing cash income received into the Fund. During the two weeks it operated during the period, stock selection in the Financials and Information Technology sector contributed notably to relative performance.

Outlook

The arrival of 2016 brings with it a number of important areas to follow as the year progresses including the continuing development and uncertainty in the economies of China and other emerging markets, worldwide commodities prices and whether they will finally rebound or continue to languish, the path taken by the Federal Reserve toward higher rates and, last but certainly not least, the U.S. Presidential primary season and general election in November.

In the U.S. equity markets, we believe attention should be paid to the lack of breadth in recent advances. “FANG” (Facebook, Amazon, Netflix and Google) accounted for a full 4.1% of the S&P 500 return in 2015 and without these four stocks, the S&P 500 (excluding FANG) declined 3%. This illustrates how isolated the positive performance was in the year, and also indicates how vulnerable the market is to an extended decline considering the elevated price multiples on these stocks, with Facebook at 47x earnings, Amazon at 339x, Netflix at 552x, and Alphabet at 26x.

While Value investing historically outperforms Growth investing over the long-term, growth stocks significantly outperformed value stocks in 2015 with the Russell 1000 Growth index outperforming the Russell 1000 Value index by 9.5% in the year, illustrating the extreme sentiment shift that has favored Growth investing over the past several years.

The magnitude of Growth investing outperformance now rivals the period leading up to the March 2000 Technology bust. Historically, once these periods of extremes end, a new period of Value investing outperformance begins. With the markets still within range of all-time highs, and with weakening breadth, investors should be increasingly mindful of valuations and risk. In our portfolios, we invest in high quality companies that have strong balance sheets, generate relatively consistent cash flows and have solid long-term earnings and dividend growth prospects.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2015 (Unaudited)

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The Russell 1000 Value Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/16)

Semi-Annual Report | December 31, 2015	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2015 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2015 to
	Ratio(a)	July 1, 2015	December 31, 2015	December 31, 2015(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$931.20	$6.07
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34

Class C
Actual	2.00%	$1,000.00	$927.90	$9.69
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13

Class I
Actual	1.00%	$1,000.00	$932.00	$4.86
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Class R1
Actual	1.66%	$1,000.00	$930.10	$8.05
Hypothetical (5% return before expenses)	1.66%	$1,000.00	$1,016.79	$8.42

Class R2
Actual	1.43%	$1,000.00	$931.10	$6.94
Hypothetical (5% return before expenses)	1.43%	$1,000.00	$1,017.95	$7.25

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2015 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2015 to
	Ratio(a)	July 1, 2015	December 31, 2015	December 31, 2015(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,034.10	$5.11
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Class C
Actual	1.75%	$1,000.00	$1,030.60	$8.93
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87

Class I
Actual	0.75%	$1,000.00	$1,036.00	$3.84
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Class R1
Actual	1.50%	$1,000.00	$1,032.20	$7.66
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.60	$7.61

Class R2
Actual	1.25%	$1,000.00	$1,033.20	$6.39
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$858.10	$5.84
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34

Class C
Actual	2.00%	$1,000.00	$854.80	$9.32
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13

Class I
Actual	1.00%	$1,000.00	$859.10	$4.67
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$967.90	$4.95
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Class C
Actual	1.75%	$1,000.00	$964.20	$8.64
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87

Class I
Actual	0.75%	$1,000.00	$969.30	$3.71
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

Semi-Annual Report | December 31, 2015	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2015 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2015 to
	Ratio(a)	July 1, 2015	December 31, 2015	December 31, 2015(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$856.00	$5.83
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.85	$6.34

Class C
Actual	2.00%	$1,000.00	$852.50	$9.31
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.08	$10.13

Class I
Actual	1.00%	$1,000.00	$858.50	$4.67
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Cullen Enhanced Equity Income Fund(c)
Retail
Actual	1.00%	$1,000.00	$997.00	$0.44
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.11	$5.08

Class C
Actual	1.75%	$1,000.00	$997.00	$0.76
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.34	$8.87

Class I
Actual	0.75%	$1,000.00	$997.00	$0.33
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.37	$3.81

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 366 (except for Cullen Enhanced Equity Fund actual return information reflects the 16 day period, from commencement of operations through December 31, 2015). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.
(c)	Commencement of operations was December 16, 2015.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.98%
Australia - 2.91%
BHP Billiton Ltd.	79,500	$1,034,659
Sonic Healthcare Ltd.	470,000	6,120,278
		7,154,937

Canada - 3.74%
BCE, Inc.	126,300	4,877,706
Manulife Financial Corp.	251,475	3,767,095
RioCan Real Estate Investmevnt Trust	31,150	539,238
		9,184,039

China - 1.13%
CNOOC Ltd.	2,672,000	2,782,310

France - 11.49%
BNP Paribas SA	133,500	7,577,594
Cie Generale des Etablissements Michelin	71,700	6,849,172
Engie SA	46,900	832,063
Sanofi	75,000	6,406,397
Total SA - Sponsored ADR	145,835	6,555,283
		28,220,509

Germany - 15.63%
Allianz SE	32,400	5,758,715
Bayer AG	60,635	7,630,658
Deutsche Post AG	70,450	1,987,157
Deutsche Telekom AG	441,900	8,015,126
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,600	7,139,932
Siemens AG	80,450	7,858,129
		38,389,717

Hong Kong - 1.41%
BOC Hong Kong Holdings Ltd.	1,130,500	3,457,120

Indonesia - 0.03%
PT Telekomunikasi Indonesia Persero Tbk	320,000	72,079

Japan - 9.27%
Honda Motor Co. Ltd.	232,000	7,547,069
Japan Tobacco, Inc.	198,200	7,372,621
Nippon Telegraph & Telephone Corp.	195,200	7,853,798

		22,773,488
Luxembourg - 2.73%

RTL Group SA	80,064	6,699,742

Netherlands - 2.54%
Unilever NV	143,785	6,228,766
		Value
	Shares	(Note 2)
Norway - 2.40%
Orkla ASA	459,350	$3,637,789
Statoil ASA	162,000	2,263,917
		5,901,706

Singapore - 2.66%
Singapore Telecommunications Ltd.	1,705,000	4,413,111
United Overseas Bank Ltd.	153,900	2,128,485
		6,541,596

South Africa - 0.58%
MTN Group Ltd.	164,820	1,416,290

Switzerland - 16.60%
ABB Ltd. - Sponsored ADR	290,800	5,155,884
Nestle SA	102,265	7,611,677
Novartis AG - Sponsored ADR	91,100	7,838,244
Roche Holding AG	30,875	8,520,218
UBS Group AG	394,300	7,684,441
Zurich Insurance Group AG	15,365	3,963,973
		40,774,437

Taiwan - 0.28%
MediaTek, Inc.	90,000	684,994

United Kingdom - 24.58%
AstraZeneca PLC - Sponsored ADR	219,050	7,436,747
BAE Systems PLC	1,003,400	7,390,145
British American Tobacco PLC - Sponsored ADR	49,400	5,456,230
GlaxoSmithKline PLC	336,650	6,814,054
HSBC Holdings PLC	390,133	3,116,010
Imperial Tobacco Group PLC	155,100	8,200,476
Rexam PLC	542,808	4,837,255
Royal Dutch Shell PLC, Class B	41,800	950,821
Smiths Group PLC	344,000	4,764,437
SSE PLC	236,700	5,331,851
Vodafone Group PLC - Sponsored ADR	188,515	6,081,494
		60,379,520

TOTAL COMMON STOCKS
(Cost $218,146,962)		240,661,250

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 2.26%

SSgA® Prime Money Market Fund	0.187%	5,538,898	5,538,898

TOTAL SHORT TERM INVESTMENTS
(Cost $5,538,898)			5,538,898

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2015 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 100.24%
(Cost $223,685,860)	$246,200,148

Liabilities In Excess Of Other Assets (0.24)%	(579,905)

NET ASSETS 100.00%	$245,620,243

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities, denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
PT	-	Perseroan Terbatas, meaning "privatelimited", which is the equivalent of an incorporated entity in the U.S.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SE	-	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading
Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	20.67%	$50,766,596
Financials	18.14	44,593,365
Consumer Staples	12.68	31,134,938
Industrials	11.06	27,155,752
Telecommunication Services	6.87	16,860,680
Communications	6.46	15,868,924
Consumer, Cyclical	5.86	14,396,241
Energy	5.11	12,552,331
Consumer, Non-cyclical	3.00	7,372,621
Consumer Discretionary	2.73	6,699,742
Utilities	2.51	6,163,914
Materials	2.39	5,871,914
Information Technology	0.28	684,994
Financials REITS/Property	0.22	539,238
TOTAL COMMON STOCKS	97.98	240,661,250

SHORT TERM INVESTMENTS	2.26	5,538,898

TOTAL INVESTMENTS	100.24%	$246,200,148
Liabilities in Excess of Other Assets	(0.24)	(579,905)
TOTAL NET ASSETS	100.00%	$245,620,243

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.01%
Aerospace & Defense - 5.25%
The Boeing Co.	187,600	$27,125,084
Raytheon Co.	611,350	76,131,415
		103,256,499

Communications Equipment - 4.43%
Cisco Systems, Inc.	2,665,700	72,387,083
Corning, Inc.	812,535	14,853,140
		87,240,223

Distillers & Vintners - 2.47%
Diageo PLC - Sponsored ADR	445,000	48,536,150

Distributors - 2.61%
Genuine Parts Co.	598,890	51,438,662

Diversified Banks - 4.13%
HSBC Holdings PLC - Sponsored ADR	653,060	25,776,278
Wells Fargo & Co.	1,020,750	55,487,970
		81,264,248

Diversified Chemicals - 3.02%
EI du Pont de Nemours & Co.	892,400	59,433,840

Electric Utilities - 3.76%
NextEra Energy, Inc.	712,350	74,006,042

Household Products - 6.86%
Kimberly-Clark Corp.	585,000	74,470,500
Unilever NV	1,395,440	60,450,461
		134,920,961

Industrial Conglomerates - 7.50%
3M Co.	491,000	73,964,240
General Electric Co.	2,360,750	73,537,363
		147,501,603

Insurance - 2.25%
ACE Ltd.	379,025	44,289,071

Integrated Oil & Gas - 5.73%
Chevron Corp.	424,950	38,228,502
ConocoPhillips	890,000	41,554,100
Royal Dutch Shell PLC, Class B - Sponsored ADR	715,350	32,934,714
		112,717,316

Integrated Telecommunication - 0.54%
BCE, Inc.	274,950	10,618,569
		Value
	Shares	(Note 2)
Integrated Telecommunication Services - 3.61%
AT&T, Inc.	2,065,000	$71,056,650

Life & Health Insurance - 3.17%
MetLife, Inc.	1,294,000	62,383,740

Oil & Gas - 2.06%
Exxon Mobil Corp.	520,000	40,534,000

Other Diversified Financial Services - 3.67%
JPMorgan Chase & Co.	1,095,400	72,329,262

Pharmaceuticals - 14.41%
AstraZeneca PLC - Sponsored ADR	1,366,500	46,392,675
Eli Lilly & Co.	534,750	45,058,035
Johnson & Johnson	752,400	77,286,528
Merck & Co., Inc.	1,126,900	59,522,858
Pfizer, Inc.	1,714,550	55,345,674
		283,605,770

Property & Casualty Insurance - 2.73%
The Travelers Cos., Inc.	477,000	53,834,220

Semiconductors - 2.16%
Intel Corp.	1,232,650	42,464,793

Specialized REITs - 4.76%
HCP, Inc. - REIT	763,350	29,190,504
Welltower, Inc. - REIT	946,870	64,415,566
		93,606,070

Systems Software - 4.61%
Microsoft Corp.	1,414,800	78,493,104
Symantec Corp.	578,816	12,155,136
		90,648,240

Tobacco - 6.06%
Altria Group, Inc.	1,159,600	67,500,316
Philip Morris International, Inc.	588,500	51,735,035
		119,235,351

Wireless Telecommunication Services - 1.22%
Vodafone Group PLC - Sponsored ADR	743,850	23,996,601

TOTAL COMMON STOCKS
(Cost $1,268,298,101)		1,908,917,881

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2015 (Unaudited)

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 2.84%
SSgA® Prime Money Market Fund	0.187%	55,812,882	$55,812,882

TOTAL SHORT TERM INVESTMENTS
(Cost $55,812,882)			55,812,882

TOTAL INVESTMENTS 99.85%
(Cost $1,324,110,983)			$1,964,730,763

Other Assets In Excess Of Liabilities 0.15%			3,048,362

NET ASSETS 100.00%			$1,967,779,125

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.67%
Aerospace & Defense - 6.28%
Orbital ATK, Inc.	2,000	$178,680
Spirit Aerosystems Holdings, Inc., Class A(a)	3,650	182,756
		361,436

Airlines - 3.55%
Copa Holdings SA, Class A	4,230	204,140

Apparel Retail - 3.25%
Ascena Retail Group, Inc.(a)	19,000	187,150

Auto Parts & Equipment - 2.76%
Tenneco, Inc.(a)	3,460	158,849

Banks - 3.39%
LegacyTexas Financial Group, Inc.	7,800	195,156

Computer Hardware - 4.28%
Avnet, Inc.	5,750	246,330

Construction & Engineering - 4.27%
KBR, Inc.	14,515	245,594

Distribution/Wholesale - 3.28%
Fossil Group, Inc.(a)	5,165	188,832

Diversified Metals & Mining - 2.47%
HudBay Minerals, Inc.	37,200	142,104

Electrical Components & Equipment - 2.93%
Hubbell, Inc.(a)	1,670	168,737

Electrical Equipment - 4.23%
BWX Technologies, Inc.	7,650	243,040

Electronic Equipment & Instruments - 3.30%
Babcock & Wilcox Enterprises, Inc.(a)	9,100	189,917

Health Care Supplies - 2.48%
Alere, Inc.(a)	3,650	142,678

Insurance - 5.94%
Assured Guaranty Ltd.	8,600	227,298
FNF Group	3,300	114,406
		341,704

Machinery-Diversified - 3.55%
AGCO Corp.	4,500	204,255

Mining - 3.47%
Luxfer Holdings PLC - ADR	20,300	199,752
		Value
	Shares	(Note 2)
Miscellaneous Manufacturing - 4.13%
ITT Corp.	4,150	$150,728
LSB Industries, Inc.(a)	12,000	87,000
		237,728

Multi-Line Insurance - 4.16%
WR Berkley Corp.	4,370	239,258

Multi-Sector Holdings - 1.83%
FNFV Group(a)	9,392	105,472

Oil & Gas Exploration & Production - 5.05%
Bill Barrett Corp.(a)	36,050	141,676
Cimarex Energy Co.	1,665	148,818
		290,494

Regional Banks - 11.29%
Bank of the Ozarks, Inc.	4,630	229,000
CVB Financial Corp.	12,550	212,346
National Bank Holdings Corp., Class A	9,732	207,973
		649,319

Retail - 7.78%
J Alexander's Holdings, Inc.(a)	1,622	17,712
Sonic Automotive, Inc., Class A	9,700	220,772
Vista Outdoor, Inc.(a)	4,700	209,197
		447,681

TOTAL COMMON STOCKS
(Cost $4,701,616)		5,389,626

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 6.46%
SSgA® Prime Money Market Fund	0.187%	371,852	371,852

TOTAL SHORT TERM INVESTMENTS
(Cost $371,852)			371,852

TOTAL INVESTMENTS 100.13%
(Cost $5,073,468)			$5,761,478

Liabilities In Excess Of Other Assets (0.13)%			(7,727)

NET ASSETS 100.00%			$5,753,751

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2015 (Unaudited)

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 86.08%
Aerospace & Defense - 7.08%
The Boeing Co.	4,400	$636,196
Raytheon Co.	11,500	1,432,095
		2,068,291

Auto Parts & Equipment - 3.00%
BorgWarner, Inc.	9,500	410,685
Johnson Controls, Inc.	11,820	466,772
		877,457

Banks - 1.66%
Morgan Stanley	15,200	483,512

Communications Equipment - 3.03%
Cisco Systems, Inc.	32,600	885,253

Diversified Banks - 3.57%
Wells Fargo & Co.	19,200	1,043,712

Gold - 1.43%
Newmont Mining Corp.	23,200	417,368

Health Care Equipment - 3.07%
Medtronic PLC	11,660	896,887

Heavy Electrical Equipment - 1.84%
ABB Ltd. - Sponsored ADR	30,350	538,105

Household Products - 0.85%
Unilever NV	5,750	249,090

Industrial Conglomerates - 2.92%
3M Co.	5,670	854,129

Insurance - 1.84%
ACE Ltd.	4,605	538,094

Integrated Oil & Gas - 4.80%
Chevron Corp.	9,750	877,110
ConocoPhillips	11,220	523,862
		1,400,972

Integrated Telecommunication Services -2.56%
AT&T, Inc.	21,700	746,697

Life & Health Insurance - 2.22%
MetLife, Inc.	13,480	649,871

Life Sciences Tools & Services - 3.76%
Thermo Fisher Scientific, Inc.	7,750	1,099,338
		Value
	Shares	(Note 2)
Managed Health Care - 4.09%
Aetna, Inc.	11,050	$1,194,726

Movies & Entertainment - 2.48%
The Walt Disney Co.	6,900	725,052

Oil & Gas Equipment & Services - 2.41%
Halliburton Co.	20,650	702,926

Oil & Gas Exploration & Production - 0.74%
Devon Energy Corp.	6,750	216,000

Other Diversified Financial Services - 5.88%
Citigroup, Inc.	17,100	884,925
JPMorgan Chase & Co.	12,600	831,978
		1,716,903

Pharmaceuticals - 10.30%
Johnson & Johnson	3,100	318,432
Mallinckrodt PLC(a)	1,477	110,229
Merck & Co., Inc.	15,150	800,223
Novartis AG - Sponsored ADR	9,600	825,984
Pfizer, Inc.	29,550	953,874
		3,008,742

Property & Casualty Insurance - 4.62%
The Allstate Corp.	8,600	533,974
The Chubb Corp.	6,150	815,736
		1,349,710

Railroads - 2.70%
CSX Corp.	30,450	790,177

Regional Banks - 2.70%
BB&T Corp.	20,850	788,338

Systems Software - 6.53%
Microsoft Corp.	21,100	1,170,628
Oracle Corp.	20,200	737,906
		1,908,534

TOTAL COMMON STOCKS
(Cost $18,669,113)		25,149,884

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 13.93%
SSgA® Prime Money Market Fund	0.187%	4,069,557	4,069,557

TOTAL SHORT TERM INVESTMENTS
(Cost $4,069,557)			4,069,557

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	13

Cullen Value Fund	Schedule of Investments
December 31, 2015 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 100.01%
(Cost $22,738,670)	$29,219,441

Liabilities In Excess Of Other Assets (0.01)%	(1,601)

NET ASSETS 100.00%	$29,217,840

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 88.95%
Austria - 3.04%
Erste Group Bank AG(a)	157,400	$4,945,189

Brazil - 3.98%
AMBEV SA - ADR	516,100	2,301,806
Banco Itau Holding	319,600	2,127,031
BM&F Bovespa SA	454,800	1,251,885
Telefonica Brasil SA - ADR(a)	88,250	796,898
		6,477,620

Cambodia - 0.93%
NagaCorp Ltd.	2,400,000	1,517,410

Cayman Islands - 1.44%
Sands China Ltd.	682,000	2,336,385

China - 4.47%
China Merchants Holdings
International Co. Ltd.	875,000	2,783,047
CNOOC Ltd.	1,902,000	1,980,521
Ping An Insurance Group Co. of China Ltd., Class H	452,000	2,507,855
		7,271,423

Czech Republic - 2.16%
Komercni Banka AS	17,650	3,516,939

Greece - 0.55%
OPAP SA	101,150	890,391

Hong Kong - 11.58%
AIA Group Ltd.	795,000	4,780,227
Baoxin Auto Group Ltd.	2,887,000	1,806,692
China Everbright Ltd.	24,000	55,184
China Mobile Ltd. - Sponsored ADR	41,550	2,340,511
CK Hutchison Holdings Ltd.	118,000	1,592,609
Great Wall Motor Co. Ltd., Class H	1,662,000	1,936,486
Greatview Aseptic Packaging Co. Ltd.	1,700,000	769,930
PetroChina Co. Ltd., Class H	1,644,000	1,077,609
Television Broadcasts Ltd.	39,500	162,841
Value Partners Group Ltd.	3,702,850	4,328,723
		18,850,812

India - 5.78%
Ascendas India Trust	4,025,500	2,469,980
ICICI Bank Ltd. - Sponsored ADR	518,350	4,058,681
Religare Health Trust	4,072,200	2,871,994
		9,400,655

Indonesia - 3.05%
Gudang Garam Tbk PT	718,300	2,865,905

		Value
	Shares	(Note 2)
Indonesia (continued)
PT Telekomunikasi Indonesia Persero Tbk	9,325,000	$2,100,408
		4,966,313

Israel - 3.08%
Elbit Systems Ltd.	56,950	5,017,337

Luxembourg - 0.76%
Pegas Nonwovens SA	42,292	1,244,548

Malaysia - 0.32%
Axiata Group Bhd	347,500	518,802

Mexico - 3.84%
Fibra Uno Administracion SA de CV - REIT	1,057,387	2,330,798
Grupo Financiero Santander Mexico SAB de CV, Class B - ADR	179,250	1,554,097
PLA Administradora Industrial S de RL de CV - REIT	1,460,400	2,371,789
		6,256,684

Nigeria - 0.14%
Lafarge Africa PLC	472,258	229,664

Philippines - 0.35%
Philippine Long Distance Telephone Co.	13,105	573,718

Poland - 2.11%
Asseco Poland SA	126,000	1,824,481
Bank Pekao SA	31,500	1,152,346
Powszechny Zaklad Ubezpieczen SA	51,900	450,113
		3,426,940

Russia - 3.41%
Lukoil OAO (London Stock
Exchange) - Sponsored ADR	63,520	2,045,344
MMC Norilsk Nickel OJSC - ADR	216,190	2,738,046
Mobile Telesystems OJSC - Sponsored ADR	125,350	774,663
		5,558,053

Singapore - 1.97%
Asian Pay Television Trust	4,750,000	2,144,016
SATS Ltd.	390,000	1,056,210
		3,200,226

South Africa - 6.61%
The Bidvest Group Ltd.	118,650	2,518,081
MMI Holdings Ltd.	971,250	1,381,668
MTN Group Ltd.	117,775	1,012,035
Nampak Ltd.	1,047,500	1,683,180

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
South Africa (continued)
SABMiller PLC	69,300	$4,157,485
		10,752,449

South Korea - 8.61%
Halla Visteon Climate Control Corp.	67,565	2,990,596
Hyundai Motor Co.	20,590	2,616,443
Industrial Bank of Korea	30,000	315,978
KT&G Corp.	46,000	4,099,612
Samsung Electronics Co. Ltd.	3,720	3,997,441
		14,020,070

Sri Lanka - 1.46%
Hatton National Bank PLC	1,623,734	2,370,595

Taiwan - 11.38%
Advanced Semiconductor
Engineering, Inc.	2,160,000	2,498,858
King Yuan Electronics Co. Ltd.	2,100,000	1,377,751
MediaTek, Inc.	200,000	1,522,209
Silicon Motion Technology Corp. - ADR	54,700	1,715,392
Siliconware Precision Industries Co.	1,962,519	3,124,783
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	189,000	4,299,750
Win Semiconductors Corp.	2,640,557	3,983,305
		18,522,048

Thailand - 1.76%
Major Cineplex Group PCL	1,818,400	1,781,259
Shin Corp Pub Co. Ltd.(a)	750,000	1,083,785
		2,865,044

Turkey - 3.73%
Arcelik AS	622,000	2,979,475
Ford Otomotiv Sanayi AS	297,400	3,087,804
		6,067,279

Vietnam - 2.44%
Saigon Securities, Inc.(a)	4,030,000	3,978,919

TOTAL COMMON STOCKS
(Cost $150,724,643)		144,775,513

PARTICIPATORY NOTES - 7.40%
China - 0.01%
Daqin Railway Co. Ltd. (Issued by Morgan Stanley), Expires 11/03/2017	5,891	7,820

		Value
	Shares	(Note 2)
India - 4.75%
Bajaj Holdings & Investments Ltd. (Issued by Morgan Stanley), Expires 05/26/2017	69,378	1,740,002
Indiabulls Housing (Issued by Morgan Stanley), Expires 11/28/2018	79,366	883,801
Power Grid Corporation of India Ltd. (Issued by Morgan Stanley), Expires 10/23/2017	1,071,508	2,286,153
Rural Electrication Corp. (Issued by Morgan Stanley), Expires 02/27/2018	290,000	993,096
State Bank of India (Issued by Morgan Stanley), Expires 05/19/2017	540,000	1,832,072
		$7,735,124

Saudi Arabia - 2.64%
Saudi Telecom Co. (Issued by Morgan Stanley), Expires 07/25/2016	236,000	4,301,939

TOTAL PARTICIPATORY NOTES
(Cost $12,068,176)		12,044,883

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 3.02%
SSgA® Prime Money Market Fund	0.187%	4,912,319	4,912,319

TOTAL SHORT TERM INVESTMENTS
(Cost $4,912,319)			4,912,319

TOTAL INVESTMENTS 99.37%
(Cost $167,705,138)			$161,732,715

Other Assets In Excess Of Liabilities 0.63%			1,031,045

NET ASSETS 100.00%			$162,763,760

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2015 (Unaudited)

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbatas, meaning "private limited", which is the equivalent of an incorporated entity in the U.S.
REIT	-	Real Estate Investment Trust.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SA de CV	-	Sociedad Anonima de Capital Variable.
SAB de CV	-	A variable capital company.
Tbk	-	Terbuka is appended after the corporation name if the shares become publicly listed for trading.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Non-Income Producing Security.
Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	28.09%	$45,720,224
Technology	10.26	16,697,530
Consumer, Cyclical	8.75	14,221,887
Industrials	8.02	13,057,855
Consumer Staples	5.84	9,501,645
Consumer Discretionary	5.82	9,476,504
Information Technology	4.69	7,646,440
Telecommunication Services	4.02	6,545,474
Consumer, Non-cyclical	3.17	5,167,711
Energy	3.14	5,103,474
Materials	2.29	3,737,640
Health Care	1.77	2,871,994
Real Estate Investment Trusts	1.46	2,371,789
Communications	0.96	1,571,561
Telecommunications	0.67	1,083,785
TOTAL COMMON STOCKS	88.95	144,775,513

PARTICIPATORY NOTES
Financials	3.35	5,448,971
Telecommunication Services	2.64	4,301,939
Utilities	1.40	2,286,153
Industrials	0.01	7,820
TOTAL PARTICIPATORY NOTES	7.40	12,044,883

SHORT TERM INVESTMENTS	3.02	4,912,319

TOTAL INVESTMENTS	99.37%	$161,732,715
Other Assets In Excess Of Liabilities	0.63	1,031,045
TOTAL NET ASSETS	100.00%	$162,763,760

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	17

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.54%
Aerospace & Defense - 5.91%
The Boeing Co.(a)	1,020	$147,482
Raytheon Co.	1,180	146,945
		294,427

Communications Equipment - 4.56%
Cisco Systems, Inc.	4,620	125,456
Corning, Inc.(a)	5,580	102,002
		227,458

Distributors - 2.50%
Genuine Parts Co.	1,450	124,541

Diversified Banks - 6.29%
HSBC Holdings PLC - Sponsored ADR	3,240	127,883
Wells Fargo & Co.(a)	3,420	185,911
		313,794

Diversified Chemicals - 2.98%
EI du Pont de Nemours & Co.(a)	2,230	148,518

Electric - 4.52%
Edison International	2,080	123,157
PPL Corp.(a)	3,000	102,390
		225,547

Household Products - 3.02%
Unilever NV	3,470	150,320

Industrial Conglomerates - 3.08%
General Electric Co.(a)	4,930	153,569

Insurance - 3.05%
ACE Ltd.(a)	1,300	151,905

Integrated Oil & Gas - 7.06%
Chevron Corp.(a)	1,620	145,735
ConocoPhillips(a)	2,220	103,652
Royal Dutch Shell PLC, Class B - Sponsored ADR	2,230	102,669
		352,056

Integrated Telecommunication - 1.95%
BCE, Inc.	2,520	97,322

Integrated Telecommunication Services - 3.05%
AT&T, Inc.	4,420	152,092

Life & Health Insurance - 3.05%
MetLife, Inc.(a)	3,150	151,862
		Value
	Shares	(Note 2)
Media - 2.22%
Shaw Communications, Inc., Class B(b)	6,430	$110,532

Miscellaneous Manufacturing - 4.57%
Eaton Corp. PLC(a)	1,980	103,039
Siemens AG - Sponsored ADR(b)	1,300	125,028
		228,067

Oil & Gas - 2.47%
Exxon Mobil Corp.(a)	1,580	123,161

Other Diversified Financial Services - 2.98%
JPMorgan Chase & Co.	2,250	148,568

Pharmaceuticals - 14.02%
GlaxoSmithKline PLC - Sponsored ADR	2,530	102,085
Johnson & Johnson(a)	1,680	172,570
Merck & Co., Inc.(a)	2,830	149,481
Novartis AG - Sponsored ADR	1,460	125,618
Pfizer, Inc.	4,620	149,134
		698,888

Semiconductors - 2.94%
Intel Corp.(a)	4,250	146,413

Specialized REITs - 3.17%
Welltower, Inc. - REIT	2,320	157,830

Systems Software - 4.07%
Microsoft Corp.(a)	2,030	112,624
Symantec Corp.	4,300	90,300
		202,924

Tobacco - 6.03%
Altria Group, Inc.(a)	2,600	151,346
Philip Morris International, Inc.	1,700	149,447
		300,793

Wireless Telecommunication Services - 2.05%
Vodafone Group PLC - Sponsored ADR	3,170	102,264

TOTAL COMMON STOCKS
(Cost $4,781,074)		4,762,851

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 4.70%
SSgA® Prime Money Market Fund	0.187%	234,260	234,260

TOTAL SHORT TERM INVESTMENTS
(Cost $234,260)			234,260

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2015 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 100.24%
(Cost $5,015,334)	$4,997,111

Liabilities In Excess Of Other Assets (0.24)%	(11,932)

NET ASSETS 100.00%	$4,985,179

	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value
CALL OPTIONS WRITTEN (0.34%)
ACE Ltd., Expires January, 2016, Exercise Price $120.00	(7)	$(385)
Altria Group, Inc., Expires January, 2016, Exercise Price $59.00	(13)	(585)
The Boeing Co., Expires January, 2016, Exercise Price $145.00	(6)	(1,260)
Chevron Corp., Expires January, 2016, Exercise Price $95.00	(9)	(360)
ConocoPhillips, Expires January, 2016, Exercise Price $48.00	(12)	(1,116)
Corning, Inc., Expires January, 2016, Exercise Price $19.00	(55)	(770)
Eaton Corp. PLC, Expires January, 2016, Exercise Price $53.00	(10)	(750)
EI du Pont de Nemours & Co., Expires January, 2016, Exercise Price $65.00	(12)	(3,096)
Exxon Mobil Corp., Expires January, 2016, Exercise Price $80.50	(8)	(320)
General Electric Co., Expires January, 2016, Exercise Price $31.00	(25)	(1,375)
Intel Corp., Expires January, 2016, Exercise Price $35.50	(22)	(836)
Johnson & Johnson, Expires January, 2016, Exercise Price $104.00	(9)	(585)
Merck & Co. Inc, Expires January, 2016, Exercise Price $52.50	(14)	(1,470)
MetLife, Inc., Expires January, 2016, Exercise Price $48.50	(16)	(1,248)
Microsoft Corp., Expires January, 2016, Exercise Price $56.00	(11)	(660)
PPL Corp., Expires January, 2016, Exercise Price $35.00	(30)	(510)
	Number of
SCHEDULE OF WRITTEN OPTIONS	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Wells Fargo & Co., Expires January, 2016, Exercise Price $55.50	(34)	$(1,564)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $15,904)		(16,890)

TOTAL WRITTEN OPTIONS
(Premiums received $15,904)		$(16,890)

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2015.
(b)	Non-Income Producing Security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	19

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2015 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value	$246,200,148	$1,964,730,763	$5,761,478	$29,219,441	$161,732,715	$4,997,111
Cash	–	–	–	–	–	570
Foreign currencies, at value (Cost $123,128, $–, $–, $–, $677,421 and $–, respectively)	123,127	–	–	–	676,597	–
Receivable for fund shares sold	365,348	2,321,480	3	–	1,609,706	–
Dividends and interest receivable	1,392,714	3,997,828	3,102	31,516	186,767	6,301
Receivable due from Investment Adviser	–	–	17,144	3,722	–	11,632
Prepaid expenses and other assets	43,024	69,522	25,803	21,486	26,724	–
Total Assets	248,124,361	1,971,119,593	5,807,530	29,276,165	164,232,509	5,015,614
LIABILITIES:
Written options, at value (Premiums received $–, $–, $–, $–, $– and $15,904, respectively)	–	–	–	–	–	16,890
Payable to Investment Advisor	175,581	1,152,406	–	–	86,363	–
Payable for shares redeemed	2,206,917	1,805,474	–	1,800	439,999	–
Distribution fees payable	13,571	161,654	274	531	5,322	273
Trustees' fees and expenses payable	26,687	26,687	26,687	26,687	26,687	4,040
Accrued expenses and other liabilities	81,362	194,247	26,818	29,307	910,378	9,232
Total Liabilities	2,504,118	3,340,468	53,779	58,325	1,468,749	30,435
NET ASSETS	$245,620,243	$1,967,779,125	$5,753,751	$29,217,840	$162,763,760	$4,985,179

NET ASSETS CONSIST OF
Paid-in capital	$267,562,901	$1,298,430,458	$5,404,467	$22,781,569	$197,580,580	$5,000,000
Accumulated net investment income/(loss)	105,900	552,903	(2,062)	407	(1,905,393)	4,388
Accumulated net realized gain/(loss) on investments, written options and foreign currency related transactions	(44,481,417)	28,175,984	(336,664)	(44,907)	(26,936,429)	–
Net unrealized appreciation/(depreciation) in value on investments, written options and foreign currency related transactions	22,432,859	640,619,780	688,010	6,480,771	(5,974,998)	(19,209)
NET ASSETS	$245,620,243	$1,967,779,125	$5,753,751	$29,217,840	$162,763,760	$4,985,179
INVESTMENTS, AT COST	$223,685,860	$1,324,110,983	$5,073,468	$22,738,670	$167,705,138	$5,015,334

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2015 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$9.46	$16.57	$11.83	$13.11	$8.99	$9.97
Net Assets	$43,236,888	$376,425,051	$883,561	$1,113,432	$11,176,495	$498,491
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	4,570,721	22,711,001	74,678	84,956	1,242,953	50,000

Class C:
Net Asset Value, offering and redemption price per share	$9.43	$16.46	$11.33	$13.08	$8.93	$9.97
Net Assets	$3,416,235	$89,666,400	$95,867	$342,046	$3,269,119	$498,326
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	362,269	5,446,298	8,461	26,147	365,935	50,000

Class I:
Net Asset Value, offering and redemption price per share	$9.52	$16.58	$11.99	$13.09	$9.04	$9.97
Net Assets	$198,730,177	$1,493,672,391	$4,774,323	$27,762,362	$148,318,146	$3,988,362
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	20,865,804	90,080,364	398,156	2,121,323	16,409,877	400,000

Class R1:
Net Asset Value, offering and redemption price per share	$10.87	$14.72	N/A	N/A	N/A	N/A
Net Assets	$58,732	$4,626,216	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,404	314,288	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$10.79	$14.86	N/A	N/A	N/A	N/A
Net Assets	$178,211	$3,389,067	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	16,516	227,997	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	21

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2015 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund(a)
INVESTMENT INCOME
Dividends*	$3,527,288	$33,505,406	$34,280	$269,927	$3,067,124	$6,301
Total Investment Income	3,527,288	33,505,406	34,280	269,927	3,067,124	6,301

EXPENSES
Investment advisory fees (Note 6)	1,432,231	10,201,842	30,373	148,375	831,654	2,186
Administrative fees	44,003	264,839	1,976	5,138	29,585	174
Distribution fees (Note 7)
Retail	63,710	484,376	1,187	1,362	21,257	55
Class C	18,598	450,037	444	1,684	18,785	219
Class R1	227	10,585	N/A	N/A	N/A	N/A
Class R2	209	3,901	N/A	N/A	N/A	N/A
Registration and filing fees	38,989	56,130	22,308	21,242	24,601	2,183
Custody fees	45,428	59,132	1,695	1,900	116,708	172
Transfer agent fees	45,594	173,929	19,709	19,774	21,535	1,748
Legal fees	17,303	17,303	15,529	17,303	17,303	1,395
Professional fees	22,274	19,673	19,673	19,673	19,673	3,268
Shareholder reports	7,094	60,239	3	417	3,293	52
Trustees' fees	46,687	46,687	46,687	46,687	46,687	4,041
Other expenses	7,687	35,182	1,255	1,595	5,576	239
Total Expenses	1,790,034	11,883,855	160,839	285,150	1,156,657	15,732
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(48,351)	(623,530)	(20,136)	(6,288)	(28,034)	(1,382)
Class C	(3,589)	(145,058)	(1,899)	(1,942)	(6,351)	(1,382)
Class I	(222,851)	(2,502,134)	(106,800)	(162,593)	(250,575)	(11,055)
Class R1	N/A	(784)	N/A	N/A	N/A	N/A
Class R2	N/A	(903)	N/A	N/A	N/A	N/A
Net Expenses	1,515,243	8,611,446	32,004	114,327	871,697	1,913
Net Investment Income	2,012,045	24,893,960	2,276	155,600	2,195,427	4,388
Net realized gain/(loss) on:
Investments	(6,971,109)	41,007,475	(336,155)	–	(16,608,697)	–
Foreign currency related transactions	(124,712)	–	–	–	(107,963)	–
Total net realized gain/(loss)	(7,095,821)	41,007,475	(336,155)	–	(16,716,660)	–
Net change in unrealized appreciation/(depreciation) on:
Investments	(14,624,241)	2,452,158	(596,817)	(1,108,261)	(12,179,880)	(18,223)
Written options	–	–	–	–	–	(986)
Foreign currency related transactions	(16,228)	–	–	–	1,201	–
Total net change in unrealized appreciation/(depreciation)	(14,640,469)	2,452,158	(596,817)	(1,108,261)	(12,178,679)	(19,209)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(21,736,290)	43,459,633	(932,972)	(1,108,261)	(28,895,339)	(19,209)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,724,245)	$68,353,593	$(930,696)	$(952,661)	$(26,699,912)	$(14,821)

*Foreign taxes withheld on dividends	$340,980	$201,304	$–	$724	$307,870	$–

(a)	Commencement of operations was December 16, 2015.

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31, 2015	Year Ended	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015
OPERATIONS
Net investment income	$2,012,045	$10,957,451	$24,893,960	$53,596,225
Net realized gain/(loss) on investments, written options and foreign currency related transactions	(7,095,821)	(12,597,132)	41,007,475	41,639,048
Net change in unrealized appreciation/(depreciation) on investments, written options and foreign currency related transactions	(14,640,469)	(34,909,809)	2,452,158	(85,880,462)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,724,245)	(36,549,490)	68,353,593	9,354,811
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(279,730)	(1,573,042)	(4,317,845)	(10,159,231)
Class C	(9,161)	(75,243)	(698,049)	(1,543,651)
Class I	(1,592,460)	(8,834,624)	(19,241,365)	(43,374,721)
Class R1	(262)	(1,951)	(46,048)	(99,745)
Class R2	(755)	(3,955)	(37,750)	(78,580)
From net realized gains
Retail	–	–	(9,896,556)	(14,975,631)
Class C	–	–	(2,372,777)	(3,011,594)
Class I	–	–	(39,651,616)	(57,229,953)
Class R1	–	–	(136,062)	(170,488)
Class R2	–	–	(98,733)	(125,754)
Net Decrease in Net Assets from Distributions	(1,882,368)	(10,488,815)	(76,496,801)	(130,769,348)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	5,088,360	30,092,826	27,480,959	129,280,862
Class C	155,483	763,697	2,282,762	14,756,411
Class I	44,401,121	212,006,066	78,197,184	394,064,668
Class R1	661	2,706	54,085	134,750
Class R2	10,317	115,901	141,013	1,080,736
Dividends reinvested
Retail	262,828	1,492,146	13,393,540	23,233,400
Class C	7,850	64,164	2,943,543	4,273,176
Class I	851,912	3,339,290	39,657,925	67,996,191
Class R1	262	1,951	182,110	270,233
Class R2	755	3,955	136,483	204,334
Shares redeemed
Retail	(14,984,919)	(32,734,287)	(72,388,584)	(241,605,844)
Class C	(418,355)	(242,317)	(6,692,792)	(12,940,320)
Class I	(73,271,082)	(320,828,135)	(253,917,543)	(640,010,489)
Class R1	(35,317)	(1,916)	(126,112)	(487,022)
Class R2	(791)	(6,071)	(228,948)	(939,212)
Net Decrease in Net Assets Derived from Capital Share Transactions	(37,930,915)	(105,930,024)	(168,884,375)	(260,688,126)
Net Decrease in Net Assets	(59,537,528)	(152,968,329)	(177,027,583)	(382,102,663)
NET ASSETS
Beginning of period	305,157,771	458,126,100	2,144,806,708	2,526,909,371
End of period *	$245,620,243	$305,157,771	$1,967,779,125	$2,144,806,708
*Includes undistributed net investment income/(loss) of:	$105,900	$(23,777)	$552,903	$–

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31, 2015	Year Ended	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015
OPERATIONS
Net investment income/(loss)	$2,276	$(6,340)	$155,600	$379,540
Net realized gain/(loss) on investments, written options and foreign currency related transactions	(336,155)	601,545	–	438,835
Net change in unrealized depreciation on investments, written options and foreign currency related transactions	(596,817)	(1,210,752)	(1,108,261)	(548,600)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(930,696)	(615,547)	(952,661)	269,775
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	–	(4,449)	(12,587)
Class C	–	–	(111)	(1,214)
Class I	–	–	(150,633)	(380,535)
From net realized gains
Retail	(22,978)	(318,045)	(17,950)	–
Class C	(2,595)	(15,527)	(5,503)	–
Class I	(122,280)	(689,361)	(445,493)	–
Net Decrease in Net Assets from Distributions	(147,853)	(1,022,933)	(624,139)	(394,336)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	14,712	529,723	242,796	634,310
Class C	24,000	10,000	35,015	56,000
Class I	195,068	1,829,922	1,135,625	2,168,442
Dividends reinvested
Retail	22,908	317,721	22,339	12,562
Class C	2,595	15,527	5,564	613
Class I	122,280	689,361	582,574	380,535
Shares redeemed
Retail	(77,436)	(1,631,595)	(12,046)	(813,810)
Class C	(1,500)	(31,137)	(4,500)	(300)
Class I	(271,901)	(3,020,081)	(744,970)	(1,472,769)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	30,726	(1,290,559)	1,262,397	965,583
Net Increase/(Decrease) in Net Assets	(1,047,823)	(2,929,039)	(314,403)	841,022
NET ASSETS
Beginning of period	6,801,574	9,730,613	29,532,243	28,691,221
End of period *	$5,753,751	$6,801,574	$29,217,840	$29,532,243
*Includes undistributed net investment income/(loss) of:	$(2,062)	$(4,338)	$407	$–

See Notes to Financial Statements.
24	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

			Cullen Enhanced
	Cullen Emerging Markets		Equity Income
	High Dividend Fund		Fund
	Six Months Ended		Period Ended
	December 31, 2015	Year Ended	December 31,
	(Unaudited)	June 30, 2015	2015(a)
OPERATIONS
Net investment income	$2,195,427	$3,362,449	$4,388
Net realized loss on investments, written options and foreign currency related transactions	(16,716,660)	(7,713,921)	–
Net change in unrealized depreciation on investments, written options and foreign currency related transactions	(12,178,679)	(311,733)	(19,209)
Net Decrease in Net Assets Resulting from Operations	(26,699,912)	(4,663,205)	(14,821)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(361,010)	(729,243)	–
Class C	(99,373)	(107,883)	–
Class I	(4,433,171)	(3,601,581)	–
Net Decrease in Net Assets from Distributions	(4,893,554)	(4,438,707)	–
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	7,225,376	11,101,607	500,000
Class C	75,000	853,402	500,000
Class I	77,622,766	129,155,504	4,000,000
Dividends reinvested
Retail	346,111	704,549	–
Class C	99,373	107,611	–
Class I	4,375,231	3,544,409	–
Shares redeemed
Retail	(17,091,246)	(10,297,822)	–
Class C	(799,864)	(319,408)	–
Class I	(57,377,123)	(33,561,619)	–
Net Increase in Net Assets Derived from Capital Share Transactions	14,475,624	101,288,235	5,000,000
Net Increase/(Decrease) in Net Assets	(17,117,842)	92,186,321	4,985,179
NET ASSETS
Beginning of period	179,881,602	87,695,281	–
End of period *	$162,763,760	$179,881,602	$4,985,179
*Includes undistributed net investment income/(loss) of:	$(1,905,393)	$792,734	$4,388

(a)	Commencement of operations was December 16, 2015.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2015	25

Cullen Funds Trust

			Net Realized
			and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
12/31/2015(d)	$10.22	0.06	(0.76)	(0.70)	(0.06)	(0.06)	$9.46
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
6/30/2012	$10.44	0.27	(1.41)	(1.14)	(0.29)	(0.29)	$9.01
6/30/2011	$8.21	0.25	2.24	2.49	(0.26)	(0.26)	$10.44
Class C
12/31/2015(d)	$10.19	0.02	(0.76)	(0.74)	(0.02)	(0.02)	$9.43
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
6/30/2012	$10.39	0.21	(1.40)	(1.19)	(0.21)	(0.21)	$8.99
6/30/2011	$8.18	0.17	2.23	2.40	(0.19)	(0.19)	$10.39
Class I
12/31/2015(d)	$10.29	0.07	(0.77)	(0.70)	(0.07)	(0.07)	$9.52
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
6/30/2012	$10.48	0.33	(1.44)	(1.11)	(0.30)	(0.30)	$9.07
6/30/2011	$8.24	0.30	2.23	2.53	(0.29)	(0.29)	$10.48
Class R1
12/31/2015(d)	$11.72	0.04	(0.86)	(0.82)	(0.03)	(0.03)	$10.87
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
6/30/2012	$11.81	0.27	(1.60)	(1.33)	(0.25)	(0.25)	$10.23
6/30/2011	$9.16	0.23	2.63	2.86	(0.21)	(0.21)	$11.81
Class R2
12/31/2015(d)	$11.64	0.06	(0.86)	(0.80)	(0.05)	(0.05)	$10.79
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35
6/30/2012	$11.73	0.30	(1.59)	(1.29)	(0.27)	(0.27)	$10.17
6/30/2011	$9.16	0.27	2.53	2.80	(0.23)	(0.23)	$11.73

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2015 (unaudited).
(e)	Annualized.

See Notes to Financial Statements.
26	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
			Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
		Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
		End of Period	to Average		to Average		before		after		Turnover
Total Return(b)		(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(6.88%	)	$43,237	1.44	%(e)	1.25	%(e)	1.03	%(e)	1.22	%(e)	21%
(8.34%	)	$56,893	1.39%		1.25%		2.31%		2.45%		44%
18.62%		$65,198	1.38%		1.25%		3.99%		4.12%		45%
13.89%		$53,713	1.54%		1.25%		2.35%		2.64%		14%
(10.83%	)	$36,004	1.72%		1.25%		2.49%		2.96%		36%
30.49%		$47,698	1.71%		1.25%		2.08%		2.54%		65%

(7.21%	)	$3,416	2.19	%(e)	2.00	%(e)	0.27	%(e)	0.46	%(e)	21%
(9.02%	)	$3,956	2.15%		2.00%		1.63%		1.78%		44%
17.70%		$3,799	2.13%		2.00%		3.30%		3.43%		45%
13.06%		$2,383	2.29%		2.00%		1.43%		1.72%		14%
(11.35%	)	$2,093	2.47%		2.00%		1.88%		2.36%		36%
29.50%		$2,294	2.47%		2.00%		1.28%		1.74%		65%

(6.80%	)	$198,730	1.19	%(e)	1.00	%(e)	1.27	%(e)	1.46	%(e)	21%
(8.04%	)	$244,026	1.14%		1.00%		2.47%		2.61%		44%
18.89%		$388,934	1.13%		1.00%		4.40%		4.53%		45%
14.09%		$258,951	1.28%		1.00%		3.04%		3.32%		14%
(10.48%	)	$55,909	1.47%		1.00%		3.08%		3.54%		36%
30.82%		$35,409	1.48%		1.00%		2.56%		3.03%		65%

(6.99%	)	$59	1.66	%(e)	1.66	%(e)	0.77	%(e)	0.77	%(e)	21%
(8.73%	)	$101	1.64%		1.64%		2.09%		2.09%		44%
17.95%		$110	1.83%		1.75%		3.57%		3.65%		45%
13.32%		$91	2.03%		1.75%		1.87%		2.15%		14%
(11.18%	)	$46	2.22%		1.75%		2.13%		2.59%		36%
31.30%		$52	2.22%		1.75%		1.56%		2.02%		65%

(6.89%	)	$178	1.43	%(e)	1.43	%(e)	1.02	%(e)	1.02	%(e)	21%
(8.53%	)	$181	1.40%		1.40%		2.43%		2.43%		44%
18.37%		$86	1.58%		1.50%		3.85%		3.93%		45%
13.49%		$69	1.79%		1.50%		1.98%		2.27%		14%
(10.91%	)	$55	1.97%		1.50%		2.39%		2.86%		36%
30.70%		$59	1.97%		1.50%		1.88%		2.35%		65%

Semi-Annual Report | December 31, 2015	27

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2015(d)	$16.64	0.19	0.38	0.57	(0.19)	(0.45)	(0.64)	$16.57
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$15.28
6/30/2012	$12.73	0.32	0.98	1.30	(0.31)	–	(0.31)	$13.72
6/30/2011	$10.44	0.29	2.28	2.57	(0.28)	–	(0.28)	$12.73
Class C
12/31/2015(d)	$16.53	0.13	0.38	0.51	(0.13)	(0.45)	(0.58)	$16.46
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$15.22
6/30/2012	$12.72	0.22	0.98	1.20	(0.24)	–	(0.24)	$13.68
6/30/2011	$10.43	0.20	2.28	2.48	(0.19)	–	(0.19)	$12.72
Class I
12/31/2015(d)	$16.64	0.21	0.39	0.60	(0.21)	(0.45)	(0.66)	$16.58
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$15.28
6/30/2012	$12.73	0.35	0.98	1.33	(0.34)	–	(0.34)	$13.72
6/30/2011	$10.44	0.32	2.28	2.60	(0.31)	–	(0.31)	$12.73
Class R1
12/31/2015(d)	$14.84	0.13	0.35	0.48	(0.15)	(0.45)	(0.60)	$14.72
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$13.79
6/30/2012	$11.53	0.23	0.89	1.12	(0.22)	–	(0.22)	$12.43
6/30/2011	$9.48	0.22	2.02	2.24	(0.19)	–	(0.19)	$11.53
Class R2
12/31/2015(d)	$14.98	0.15	0.35	0.50	(0.17)	(0.45)	(0.62)	$14.86
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$13.94
6/30/2012	$11.68	0.25	0.90	1.15	(0.28)	–	(0.28)	$12.55
6/30/2011	$9.53	0.25	2.11	2.36	(0.21)	–	(0.21)	$11.68

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2015 (unaudited).
(e)	Annualized.
(f)	Less than 0.5%.

See Notes to Financial Statements.
28	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

3.41%	$376,425	1.32	%(e)	1.00	%(e)	1.96	%(e)	2.29	%(e)	6%
(0.11%)	$409,564	1.32%		1.00%		1.80%		2.11%		10%
19.76%	$521,226	1.31%		1.00%		3.67%		3.99%		6%
14.04%	$463,198	1.37%		1.00%		1.99%		2.36%		10%
10.42%	$384,087	1.41%		1.00%		2.08%		2.48%		2%
24.85%	$271,269	1.43%		1.00%		2.01%		2.44%		0	%(f)

3.06%	$89,666	2.07	%(e)	1.75	%(e)	1.21	%(e)	1.53	%(e)	6%
(0.93%)	$91,504	2.07%		1.75%		1.06%		1.38%		10%
18.97%	$90,783	2.06%		1.75%		2.96%		3.27%		6%
13.14%	$79,194	2.12%		1.75%		1.27%		1.64%		10%
9.55%	$38,099	2.16%		1.75%		1.31%		1.72%		2%
23.94%	$25,514	2.17%		1.75%		1.26%		1.69%		0	%(f)

3.60%	$1,493,672	1.07	%(e)	0.75	%(e)	2.21	%(e)	2.53	%(e)	6%
0.06%	$1,635,821	1.07%		0.75%		2.05%		2.37%		10%
20.13%	$1,906,742	1.06%		0.75%		3.90%		4.21%		6%
14.31%	$1,924,719	1.12%		0.75%		2.24%		2.61%		10%
10.65%	$1,603,604	1.16%		0.75%		2.30%		2.71%		2%
25.16%	$672,065	1.18%		0.75%		2.26%		2.69%		0	%(f)

3.22%	$4,626	1.53	%(e)	1.50	%(e)	1.75	%(e)	1.79	%(e)	6%
(0.67%)	$4,552	1.57%		1.50%		1.56%		1.63%		10%
19.24%	$4,921	1.76%		1.50%		3.28%		3.54%		6%
13.35%	$3,965	1.86%		1.50%		1.67%		2.03%		10%
9.88%	$171	1.91%		1.50%		1.50%		1.92%		2%
23.82%	$58	1.93%		1.50%		1.55%		1.98%		0	%(f)

3.32%	$3,389	1.30	%(e)	1.25	%(e)	1.97	%(e)	2.03	%(e)	6%
(0.41%)	$3,365	1.32%		1.25%		1.83%		1.90%		10%
19.16%	$3,237	1.50%		1.25%		4.10%		4.36%		6%
13.73%	$827	1.62%		1.25%		1.82%		2.19%		10%
10.05%	$155	1.66%		1.25%		1.74%		2.15%		2%
24.88%	$84	1.68%		1.25%		1.82%		2.26%		0	%(f)

Semi-Annual Report | December 31, 2015	29

Cullen Funds Trust

				Net Realized
				and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
12/31/2015(d)	$14.15	(0.01)		(1.99)	(2.00)	–		(0.32)	(0.32)	$11.83
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
6/30/2013	$12.55	(0.02)		2.44	2.42	(0.03)		(0.25)	(0.28)	$14.69
6/30/2012	$13.85	0.04		(1.01)	(0.97)	(0.05)		(0.28)	(0.33)	$12.55
6/30/2011	$10.63	0.05		3.30	3.35	(0.06)		(0.07)	(0.13)	$13.85
Class C
12/31/2015(d)	$13.62	(0.05)		(1.92)	(1.97)	–		(0.32)	(0.32)	$11.33
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
6/30/2013	$12.39	(0.13)		2.40	2.27	(0.00	)(f)	(0.25)	(0.25)	$14.41
6/30/2012	$13.73	(0.06)		(0.97)	(1.03)	(0.03)		(0.28)	(0.31)	$12.39
6/30/2011	$10.57	(0.02)		3.25	3.23	(0.00	)(f)	(0.07)	(0.07)	$13.73
Class I
12/31/2015(d)	$14.32	0.01		(2.02)	(2.01)	–		(0.32)	(0.32)	$11.99
6/30/2015	$17.54	(0.00	)(f)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
6/30/2013	$12.63	0.01		2.44	2.45	(0.03)		(0.25)	(0.28)	$14.80
6/30/2012	$13.88	0.07		(0.98)	(0.91)	(0.06)		(0.28)	(0.34)	$12.63
6/30/2011	$10.64	0.10		3.29	3.39	(0.08)		(0.07)	(0.15)	$13.88
Cullen Value Fund
Retail
12/31/2015(d)	$13.82	0.05		(0.50)	(0.45)	(0.05)		(0.21)	(0.26)	$13.11
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
6/30/2013(g)	$10.00	0.10		1.25	1.35	(0.09)		–	(0.09)	$11.26
Class C
12/31/2015(d)	$13.79	0.00	(f)	(0.50)	(0.50)	(0.00	)(f)	(0.21)	(0.21)	$13.08
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
6/30/2013(g)	$10.00	0.04		1.25	1.29	(0.04)		–	(0.04)	$11.25
Class I
12/31/2015(d)	$13.80	0.07		(0.50)	(0.43)	(0.07)		(0.21)	(0.28)	$13.09
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87
6/30/2013(g)	$10.00	0.13		1.25	1.38	(0.12)		–	(0.12)	$11.26

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Six months ended December 31, 2015 (unaudited).
(e)	Annualized.
(f)	Less than $0.01.
(g)	Commencement of operations was September 1, 2012.

See Notes to Financial Statements.
30	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(14.19%)	$884	5.49	%(e)	1.25	%(e)	(4.36	%)(e)	(0.12	%)(e)	25%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%
31.54%	$1,546	8.98%		1.25%		(7.36%)		0.37%		16%

(14.52%)	$96	6.27	%(e)	2.00	%(e)	(5.13	%)(e)	(0.85	%)(e)	25%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%
30.56%	$228	8.82%		2.00%		(6.95%)		(0.13%)		16%

(14.09%)	$4,774	5.24	%(e)	1.00	%(e)	(4.11	%)(e)	0.13	%(e)	25%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%
31.86%	$5,331	8.26%		1.00%		(6.47%)		0.79%		16%

(3.21%)	$1,113	2.15	%(e)	1.00	%(e)	(0.34	%)(e)	0.81	%(e)	0%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(e)	1.00	%(e)	(0.65	%)(e)	1.13	%(e)	16%

(3.58%)	$342	2.90	%(e)	1.75	%(e)	(1.09	%)(e)	0.06	%(e)	0%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(e)	1.75	%(e)	(1.33	%)(e)	0.41	%(e)	16%

(3.07%)	$27,762	1.90	%(e)	0.75	%(e)	(0.08	%)(e)	1.07	%(e)	0%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(e)	0.75	%(e)	(0.08	%)(e)	1.53	%(e)	16%

Semi-Annual Report | December 31, 2015	31

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized		Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains		Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2015(d)	$10.87	0.14	(1.71)	(1.57)	(0.31)	–		(0.31)	$8.99
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–		(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(f)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(g)	(0.11)	$10.55
Class C
12/31/2015(d)	$10.80	0.09	(1.69)	(1.60)	(0.27)	–		(0.27)	$8.93
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–		(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(f)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(g)	(0.07)	$10.52
Class I
12/31/2015(d)	$10.91	0.13	(1.68)	(1.55)	(0.32)	–		(0.32)	$9.04
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–		(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(f)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(g)	(0.11)	$10.57
Cullen Enhanced Equity Income Fund
Retail
12/31/2015(h)	$10.00	0.01	(0.04)	(0.03)	–	–		–	$9.97
Class C
12/31/2015(h)	$10.00	0.00 (g)	(0.03)	(0.03)	–	–		–	$9.97
Class I
12/31/2015(h)	$10.00	0.01	(0.04)	(0.03)	–	–		–	$9.97

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Portfolio turnover is not annualized for periods less than one year.

(d)	Six months ended December 31, 2015 (unaudited).

(e)	Annualized.
(f)	Commencement of operations was September 1, 2012.
(g)	Less than $0.01.
(h)	Commencement of operations was December 16, 2015.

See Notes to Financial Statements.
32	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses after		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets		Reimbursements		Reimbursements		Rate(c)

(14.40%)	$11,176	1.58	%(e)	1.25	%(e)	2.46	%(e)	2.79	%(e)	46%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(e)	1.25	%(e)	(1.35	%)(e)	2.52	%(e)	37%

(14.75%)	$3,269	2.34	%(e)	2.00	%(e)	1.51	%(e)	1.85	%(e)	46%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(e)	2.00	%(e)	(2.37	%)(e)	1.78	%(e)	37%

(14.15%)	$148,318	1.34	%(e)	1.00	%(e)	2.30	%(e)	2.64	%(e)	46%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(e)	1.00	%(e)	(3.55	%)(e)	2.25	%(e)	37%

(0.30%)	$498	7.32	%(e)	1.00	%(e)	(4.44	%)(e)	1.88	%(e)	0%

(0.30%)	$498	8.07	%(e)	1.75	%(e)	(5.19	%)(e)	1.13	%(e)	0%

(0.30%)	$3,988	7.07	%(e)	0.75	%(e)	(4.19	%)(e)	2.13	%(e)	0%

Semi-Annual Report | December 31, 2015	33

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

1.	ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts - Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by CCM under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate.

c)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (c) below.

d)	The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. During the six months ended December 31, 2015, Great Wall Motor Co. and OPAP securities were transferred from Level 2 to Level 1 after the respective securities resumed trading following trading halts impacting them on June 30, 2015. There were no transfers into Level 3 assets and liabilities, based on levels assigned to securities on December 31, 2015. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. futures contracts and options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2015 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(1)	$240,661,250	$–	$–	$240,661,250
Short Term Investments	5,538,898	–	–	5,538,898
Total	$246,200,148	$–	$–	$246,200,148

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(1)	$1,908,917,881	$–	$–	$1,908,917,881
Short Term Investments	55,812,882	–	–	55,812,882
Total	$1,964,730,763	$–	$–	$1,964,730,763

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(1)	$5,389,626	$–	$–	$5,389,626
Short Term Investments	371,852	–	–	371,852
Total	$5,761,478	$–	$–	$5,761,478

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(1)	$25,149,884	$–	$–	$25,149,884
Short Term Investments	4,069,557	–	–	4,069,557
Total	$29,219,441	$–	$–	$29,219,441

Semi-Annual Report | December 31, 2015	35

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(1)	$144,775,513	$–	$–	$144,775,513
Participatory Notes	–	12,044,883	–	12,044,883
Short Term Investments	4,912,319	–	–	4,912,319
Total	$149,687,832	$12,044,883	$–	$161,732,715

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(1)	$4,762,851	$–	$–	$4,762,851
Short Term Investments	234,260	–	–	234,260
Total	$4,997,111	$–	$–	$4,997,111
Other Financial Instruments
Liabilities
Written Options	$(16,890)	–	–	$(16,890)
Total	$(16,890)	–	–	$(16,890)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

Transfers into and out of Levels 1 and 2 as of December 31, 2015 were as follows:

	Level 1		Level 2
Cullen Emerging Markets High Dividend Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,826,877			$(2,826,877)
Total	$2,826,877	$–	$–	$(2,826,877)

e)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

f)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

g)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

h)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

i)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

j)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The

36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

k)	Foreign Currency Transactions – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

l)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The Cullen Enhanced Equity Income Fund had the following transactions in written options during the six months ended December 31, 2015:

Cullen Enhanced Equity Income Fund
	Written Call Options
	Contracts	Premiums
Outstanding, December 16, 2015 (Commencement of Operations)	–	$–
Positions opened	(293)	(15,904)
Closed	–	–
Exercised	–	–
Expired	–	–
Outstanding, December 31, 2015	(293)	$(15,904)
Market Value, December 31, 2015		$(16,890)

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2015:

	Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(16,890)
Total		$(16,890)

The effect of derivatives instruments on the Statements of Operations for the year ended December 31, 2015:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net change in unrealized appreciation/(depreciation) on written options	–	(986)
Total		$–	$(986)

Semi-Annual Report | December 31, 2015	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option contracts volume during the six months ended December 31, 2015:

Fund	Monthly Average Written Option Contract Volume
Cullen Enhanced Equity Income Fund	17

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
Cullen International High Dividend Fund
Retail
Shares sold	523,868	2,838,177
Dividends reinvested	28,414	143,603
Shares redeemed	(1,550,645)	(3,108,634)
Net decrease in shares outstanding	(998,363)	(126,854)
Class C
Shares sold	15,984	72,520
Dividends reinvested	859	6,203
Shares redeemed	(42,968)	(23,081)
Net increase/(decrease) in shares outstanding	(26,125)	55,642
Class I
Shares sold	4,553,689	19,959,443
Dividends reinvested	91,336	319,977
Shares redeemed	(7,505,394)	(30,311,561)
Net decrease in shares outstanding	(2,860,369)	(10,032,141)
Class R1
Shares sold	58	222
Dividends reinvested	25	164
Shares redeemed	(3,294)	(167)
Net increase/(decrease) in shares outstanding	(3,211)	219
Class R2
Shares sold	931	9,132
Dividends reinvested	72	335
Shares redeemed	(72)	(501)
Net increase in shares outstanding	931	8,966

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
Cullen High Dividend Equity Fund
Retail
Shares sold	1,658,477	7,473,537
Dividends reinvested	804,474	1,325,913
Shares redeemed	(4,371,896)	(13,822,127)
Net decrease in shares outstanding	(1,908,945)	(5,022,677)
Class C
Shares sold	138,752	850,808
Dividends reinvested	177,830	245,043
Shares redeemed	(405,184)	(746,660)
Net increase/(decrease) in shares outstanding	(88,602)	349,191
Class I
Shares sold	4,719,812	22,587,650
Dividends reinvested	2,381,115	3,881,326
Shares redeemed	(15,313,880)	(36,595,074)
Net decrease in shares outstanding	(8,212,953)	(10,126,098)
Class R1
Shares sold	3,626	8,607
Dividends reinvested	12,300	17,246
Shares redeemed	(8,341)	(30,651)
Net increase/(decrease) in shares outstanding	7,585	(4,798)
Class R2
Shares sold	9,536	68,115
Dividends reinvested	9,131	12,922
Shares redeemed	(15,259)	(59,602)
Net increase in shares outstanding	3,408	21,435

Cullen Small Cap Value Fund
Retail
Shares sold	1,161	34,683
Dividends reinvested	1,917	24,161
Shares redeemed	(5,681)	(124,801)
Net decrease in shares outstanding	(2,603)	(65,957)
Class C
Shares sold	1,947	677
Dividends reinvested	227	1,223
Shares redeemed	(118)	(2,414)
Net increase/(decrease) in shares outstanding	2,056	(514)
Class I
Shares sold	15,493	137,592
Dividends reinvested	10,097	51,910
Shares redeemed	(20,000)	(203,156)
Net increase/(decrease) in shares outstanding	5,590	(13,654)

Semi-Annual Report | December 31, 2015	39

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

	Six Months Ended
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
Cullen Value Fund
Retail
Shares sold	18,021	48,231
Dividends reinvested	1,699	910
Shares redeemed	(903)	(58,767)
Net increase/(decrease) in shares outstanding	18,817	(9,625)
Class C
Shares sold	2,687	4,097
Dividends reinvested	422	44
Shares redeemed	(333)	(22)
Net increase in shares outstanding	2,776	4,119
Class I
Shares sold	82,628	156,886
Dividends reinvested	44,422	27,632
Shares redeemed	(56,217)	(107,611)
Net increase in shares outstanding	70,833	76,907

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	768,153	1,006,514
Dividends reinvested	39,378	64,337
Shares redeemed	(1,843,824)	(923,558)
Net increase/(decrease) in shares outstanding	(1,036,293)	147,293
Class C
Shares sold	8,399	75,186
Dividends reinvested	11,396	9,849
Shares redeemed	(88,779)	(30,244)
Net increase/(decrease) in shares outstanding	(68,984)	54,791
Class I
Shares sold	8,354,637	11,461,130
Dividends reinvested	495,734	323,498
Shares redeemed	(6,221,616)	(3,058,310)
Net increase in shares outstanding	2,628,755	8,726,318

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

For the Period
December 16, 2015
to
December 31,
2015(a)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Cullen Enhanced Equity Income Fund
Retail:
Beginning of period	–
Shares sold	50,000
Net increase in shares outstanding	50,000
Shares outstanding, end of period	50,000

Class C:
Beginning of period	–
Shares sold	50,000
Net increase in shares outstanding	50,000
Shares outstanding, end of period	50,000

Class I:
Beginning of period	–
Shares sold	400,000
Net increase in shares outstanding	400,000
Shares outstanding, end of period	400,000

(a)	Commencement of operations was December 16, 2015.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2015 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$57,188,016	$79,723,886
Cullen High Dividend Equity Fund	107,274,256	182,366,910
Cullen Small Cap Value Fund	1,499,219	1,879,163
Cullen Value Fund	2,628,824	–
Cullen Emerging Markets High Dividend Fund	92,622,973	71,241,399
Cullen Enhanced Equity Income Fund	4,781,074	–

5. FEDERAL TAX INFORMATION

As of June 30, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

		Accumulated	Other Cumulative
	Undistributed	Capital	Effect of Timing	Unrealized
	Ordinary Income	Gains/(Losses)	Differences	Appreciation	Total
Cullen International High Dividend Fund	$–	$(35,988,520)	$(23,777)	$35,676,252	$(336,045)
Cullen High Dividend Equity Fund	–	39,334,749	–	638,157,126	677,491,875
Cullen Small Cap Value Fund	–	147,851	(4,338)	1,284,320	1,427,833
Cullen Value Fund	–	468,943	–	7,544,128	8,013,071
Cullen Emerging Markets High Dividend Fund	2,806,655	(10,029,231)	–	3,999,222	(3,223,354)
Cullen Enhanced Equity Income Fund	–	–	–	–	–

Semi-Annual Report | December 31, 2015	41

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

As of December 31, 2015 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$32,097,467	$(10,381,497)	$21,715,970	$224,484,178
Cullen High Dividend Equity Fund	664,293,592	(23,684,308)	640,609,284	1,324,121,479
Cullen Small Cap Value Fund	1,450,495	(762,992)	687,503	5,073,975
Cullen Value Fund	6,916,609	(480,742)	6,435,867	22,783,574
Cullen Emerging Markets High Dividend Fund	7,499,471	(16,678,986)	(9,179,515)	170,912,230
Cullen Enhanced Equity Income Fund	38,511	(56,734)	(18,223)	5,015,334

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Accumulated Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss) on Investments
Cullen International High Dividend Fund	$–	$(492,413)	$492,413
Cullen High Dividend Equity Fund	–	1,656,831	(1,656,831)
Cullen Small Cap Value Fund*	(2,003)	2,002	1
Cullen Value Fund	–	14,796	(14,796)
Cullen Emerging Markets High Dividend Fund	–	1,307,830	(1,307,830)
Cullen Enhanced Equity Income Fund	–	–	–

*	Includes Net Operating Loss (NOL) offset to Paid in Capital (PIC) in the amount of $2,002.

At June 30, 2015, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

			No Expiration	No Expiration
Fund	Expiring in 2017	Expiring in 2018	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$6,292,534	–	$24,539,267
Cullen High Dividend Equity Fund	–	–	–	–	–
Cullen Small Cap Value Fund	–	–	–	–	–
Cullen Value Fund	–	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	1,790,803	$184,286	1,975,089
Cullen Enhanced Equity Income Fund	–	–	–	–	–

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen High Dividend Equity Fund utilized $25,643,978 of capital losses to offset taxable capital gains realized during the year ended December 31, 2015. The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $834,003 and $578,517, respectively, as having been incurred in the following fiscal year June 30, 2016.

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

The tax composition of dividends paid during the year ended June 30, 2015 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$10,488,815	$–
Cullen High Dividend Equity Fund	55,256,607	75,512,741
Cullen Small Cap Value Fund	55,980	966,953
Cullen Value Fund	379,540	14,796
Cullen Emerging Markets High Dividend Fund	4,438,707	–
Cullen Enhanced Equity Income Fund	–	–

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Investment Advisor, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2016 (except for the Cullen Enhanced Equity Income Fund, which is through October 31, 2017), the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Semi-Annual Report | December 31, 2015	43

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

As of June 30, 2015, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2016	2017	2018
Cullen International High Dividend Fund
Retail	$141,000	$71,710	$87,602
Class C	6,616	4,456	5,482
Class I	425,591	436,290	491,835
Class R1	214	80	N/A
Class R2	189	62	N/A
Total	$573,610	$512,598	$584,919

Cullen High Dividend Equity Fund
Retail	$1,630,120	$1,533,595	$1,487,295
Class C	229,551	265,976	299,050
Class I	6,581,395	6,068,336	5,691,686
Class R1	7,506	11,658	3,391
Class R2	1,576	5,911	2,454
Total	$8,450,148	$7,885,476	$7,483,876

Cullen Small Cap Value Fund
Retail	$87,777	$60,863	$54,361
Class C	6,752	2,676	3,329
Class I	202,679	150,336	185,855
Total	$297,208	$213,875	$243,545

Cullen Value Fund
Retail	$1,742	$3,366	$12,397
Class C	2,891	2,832	3,414
Class I	266,268	266,468	303,245
Total	$270,901	$272,666	$319,056

Cullen Emerging Markets High Dividend Fund
Retail	$53,734	$110,163	$91,142
Class C	49,819	26,282	15,954
Class I	135,954	202,707	394,872
Total	$239,507	$339,152	$501,968

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2015 (Unaudited)

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2015, the Cullen Small Cap Value Fund had two affiliated shareholders who held 30.90% and 7.47% of the Fund’s outstanding shares, the Cullen Value Fund had one affiliated shareholder who held 23.23% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 100% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

Semi-Annual Report | December 31, 2015	45

Cullen Funds Trust	Additional Information
December 31, 2015 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

46	www.cullenfunds.com

Cullen Funds Trust	Board Approval of Investment Advisory Agreement
December 31, 2015 (Unaudited)

At the November 12, 2015 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to serve as investment adviser to the Cullen Enhanced Equity Income Fund (the “New Fund”) and approved the investment advisory agreement between the Adviser and the Trust with respect to the New Fund (the “Investment Advisory Agreement”), upon the same terms and conditions set forth therein, for an initial two year term. In connection with considering approval of the Investment Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

In considering the approval of the Investment Advisory Agreement for the New Fund, the Independent Trustees reviewed the following items about the Adviser and the New Fund, including: (i) a copy of the Investment Advisory Agreement with respect to the Adviser’s management of the New Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to the New Fund, and the fee the Adviser will receive from the New Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering an advisory arrangement under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network, comparing the advisory fees and expenses of the New Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser.

In considering the approval of the Investment Advisory Agreement, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including: (a) the nature, quality, and extent of the services to be provided by the Adviser to the New Fund; (b) the Adviser’s personnel and operations; (c) the Adviser’s financial condition; (d) the level and method of computing the New Fund’s advisory fee; (e) potential “fall-out” benefits to the Adviser and its affiliates (i.e., ancillary benefits that may be realized by the Adviser and its affiliates from Adviser’s relationship with the New Fund); (f) the anticipated effect of growth and size on the New Fund’s performance and expenses; and (g) possible conflicts of interest. In particular, the Independent Trustees considered and discussed the following with respect to the New Fund:

The nature, quality and extent of services to be provided to the New Fund by the Adviser. The Independent Trustees, in examining the nature and quality of the services to be provided by the Adviser to the New Fund, recognized the Adviser’s operational capabilities and resources. The Independent Trustees also considered the extensive responsibilities that the Adviser has as investment adviser to the New Fund, including the oversight of the other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. The Independent Trustees also considered the high level and quality of services provided by the Adviser to the existing Cullen Funds and the extent to which such level and quality of services would also be provided to the New Fund.

The Independent Trustees determined that the New Fund was likely to benefit from the nature and quality of the services provided by the Adviser and from the Adviser’s ability to render such services in accordance with its operational capabilities and resources.

The fee payable pursuant to the Investment Advisory Agreement. The Independent Trustees considered and discussed the fee payable under the advisory agreement and examined the fee to be paid by the New Fund compared to fees paid to other investment managers by comparable funds. The Independent Trustees took note of the Adviser’s willingness to enter into an expense limitation agreement for the New Fund. The Independent Trustees also considered whether fee break-points were advisable for the New Fund but, given the size and nature of the Fund, did not determine them to be appropriate at this time. After comparing the Adviser’s proposed fee with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by the Adviser, the Independent Trustees concluded that the level of the fee paid to the Adviser with respect to the New Fund was fair and reasonable.

Conclusion. It was noted that, based on these considerations and the overall high quality of the personnel, operations, financial condition, and investment advisory capabilities of the Adviser, the Independent Trustees had determined that approval of the Investment Advisory Agreement was in the best interests of the New Fund and recommended that the entire Board approve the Investment Advisory Agreement. The Board’s consideration of the various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Investment Advisory Agreement for the New Fund, noting no one factor was determinative in the Board’s consideration of the Investment Advisory Agreement. The Board’s decision to approve the Investment Advisory Agreement reflected the exercise of its business judgment to approve such an arrangement.

Semi-Annual Report | December 31, 2015	47

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Cullen Funds

INVESTMENT ADVISOR
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1900 16th Street
Denver, CO 80202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 8, 2016

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 8, 2016